Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital (deficiency)	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Aug. 31, 2016	$ 7,640	$ 38,760		$ (60,200)	$ (13,800)
Balances (in shares) at Aug. 31, 2016	7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loan forgiven by previous stockholder		16,856			16,856
Common shares issued for cash	$ 2,160				2,160
Common shares issued for cash (in shares)	2,160,000
Common shares returned	$ (400)				(400)
Common shares returned (in shares)	(400,000)
Common shares subscribed and considered issued	$ 1,927	768,994			770,921
Common shares subscribed and considered issued (in shares)	1,927,302
Common shares issued for services		3,332
Net loss for the year				(234,889)	(234,889)
Other comprehensive gain			$ 657		657
Balances at Aug. 31, 2017	$ 11,327	827,942	657	(295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017	11,327,302				11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 2,035	1,384,578			$ 1,386,613
Common shares issued for cash (in shares)	2,034,991
Common shares issued for services	$ 120	125,880			126,000
Common shares issued for services (in shares)	120,000
Stock option granted for services		107,169			107,169
Common shares issued for services - officers	$ 520	56,315			56,835
Common shares issued for services - officers (in shares)	520,000
Net loss for the year				(2,343,491)	(2,343,491)
Other comprehensive gain			(12,937)		(12,937)
Balances at Aug. 31, 2018	$ 14,002	$ 2,501,884	$ (12,280)	$ (2,638,580)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	14,002,293				14,002,293
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year					$ (556,903)
Other comprehensive gain					4,888
Balances at Nov. 30, 2018					$ (475,164)
Balances (in shares) at Nov. 30, 2018					14,230,020